Consolidated statement of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Statement of comprehensive income [abstract]
Gains (losses) on investments in equity-accounted associates and joint ventures included in OCI	$ 11	$ 18	$ (4)	$ 42	$ (16)